VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—5.0%
U.S. Treasury Bonds 1.875%, 11/15/51(1)	$ 1,145	$ 834
U.S. Treasury Notes
0.125%, 3/31/23(1)	990	972
0.125%, 4/30/23(1)	2,100	2,056
0.125%, 8/31/23(1)	2,270	2,195
2.500%, 4/30/24(1)	6,100	6,003
0.250%, 5/31/25(1)	2,055	1,881
0.375%, 7/31/27(1)	925	802
0.375%, 9/30/27(1)	310	267
1.375%, 11/15/31(1)	3,530	3,024
1.875%, 2/15/32(1)	2,035	1,820
Total U.S. Government Securities (Identified Cost $20,705)		19,854

Municipal Bonds—0.6%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48(1)	290	273
Florida—0.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47(1)	370	356
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48(1)	355	350
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43(1)	85	70
New York—0.2%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45(1)	530	581
	Par Value	Value

Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44(1)	$ 110	$ 93
Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42(1)	565	526
Total Municipal Bonds (Identified Cost $2,430)		2,249

Foreign Government Securities—2.2%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)(2)	225	19
RegS 8.250%, 10/13/24(1)(2)(3)	610	48
RegS 7.650%, 4/21/25(1)(2)(3)	830	68
Dominican Republic
144A 6.000%, 2/22/33(1)(4)	855	745
144A 5.875%, 1/30/60(1)(4)	160	113
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)(3)	835	769
Federative Republic of Brazil 3.875%, 6/12/30(1)	210	183
Kingdom of Morocco
144A 3.000%, 12/15/32(1)(4)	200	149
144A 5.500%, 12/11/42(1)(4)	295	240
Republic of Angola 144A 8.250%, 5/9/28(1)(4)	465	403
Republic of Argentina 3.500%, 7/9/41(1)(5)	955	250
Republic of Colombia 3.125%, 4/15/31(1)	205	155
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)(4)	320	297
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador 144A 5.500%, 7/31/30(1)(4)(5)	$ 315	$ 165
Republic of Egypt 144A 7.600%, 3/1/29(1)(4)	435	341
Republic of Guatemala 144A 5.250%, 8/10/29(1)(4)	200	195
Republic of Indonesia
2.850%, 2/14/30(1)	265	242
144A 4.350%, 1/8/27(1)(4)	550	554
Republic of Nigeria
144A 7.875%, 2/16/32(1)(4)	435	312
144A 7.375%, 9/28/33(1)(4)	200	133
Republic of Panama
3.298%, 1/19/33(1)	230	195
4.300%, 4/29/53(1)	200	153
Republic of Philippines 3.700%, 3/1/41(1)	390	337
Republic of South Africa 4.850%, 9/27/27(1)	305	286
Republic of Turkey 7.625%, 4/26/29(1)	645	555
Saudi Government International Bond 144A 4.500%, 10/26/46(1)(4)	640	596
State of Qatar 144A 3.750%, 4/16/30(1)(4)	505	505
United Mexican States
3.500%, 2/12/34(1)	200	167
4.500%, 1/31/50(1)	465	370
Total Foreign Government Securities (Identified Cost $11,025)		8,545

Mortgage-Backed Securities—7.4%
Non-Agency—7.4%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(4)(5)	247	231
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)(4)	590	520
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)(4)	$ 1,000	$ 990
2015-SFR1, A 144A 3.467%, 4/17/52(1)(4)	156	151
2015-SFR2, C 144A 4.691%, 10/17/52(1)(4)	340	337
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(1)(4)	105	91
2021-SFR3, D 144A 2.177%, 10/17/38(1)(4)	260	225
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(4)(5)	11	11
2019-2, A1 144A 3.628%, 3/25/49(1)(4)(5)	5	5
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)(5)	479	459
2019-2, A1 144A 3.347%, 4/25/49(1)(4)(5)	195	187
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)(5)	206	180
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)(5)	660	573
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)(4)	428	389
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)(5)	352	328
2022-R2, A1 144A 3.750%, 12/25/61(1)(4)(5)	95	92
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)(5)	346	338
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)(5)	490	479
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)(4)	140	139

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-3, C 144A 3.265%, 10/15/52(1)(4)	$ 400	$ 345
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)(5)	339	310
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)(5)	705	647
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)(5)	51	49
2021-2, A3 144A 1.291%, 6/25/66(1)(4)(5)	452	395
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)(4)	315	292
2020-SFR2, B 144A 1.567%, 10/19/37(1)(4)	710	651
2021-SFR1, D 144A 2.189%, 8/17/38(1)(4)	710	620
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)(5)	27	26
2018-1, A23 144A 3.500%, 11/25/57(1)(4)(5)	21	20
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)(4)	415	402
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)(4)	276	239
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)(5)	1,025	874
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.825%, 10/25/29(1)(4)(5)	205	180
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)(5)	119	107
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)(5)	399	367
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)(5)	98	89
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)(5)	$ 342	$ 330
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 3.544%, 4/25/55(1)(4)(5)	190	186
MetLife Securitization Trust
2017-1A, M1 144A 3.411%, 4/25/55(1)(4)(5)	241	222
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)(5)	225	221
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)(5)	210	202
2017-3, B1 144A 3.250%, 1/25/61(1)(4)(5)	419	381
2019-1, M2 144A 3.500%, 10/25/69(1)(4)(5)	354	318
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)(5)	44	42
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)(5)	56	53
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)(5)	209	198
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)(5)	26	24
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)(5)	1,040	1,008
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)(5)	253	246
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)(5)	440	392
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)(5)	60	58
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)(5)	280	265
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)(5)	141	135

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-2, A1 144A 2.115%, 3/25/26(1)(4)(5)	$ 112	$ 106
2021-3, A1 144A 1.867%, 4/25/26(1)(4)(5)	363	342
2021-9, A1 144A 2.363%, 10/25/26(1)(4)(5)	280	262
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)(5)	139	127
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)(4)	280	270
2021-SFR3, D 144A 2.288%, 5/17/26(1)(4)	830	727
2021-SFR6, C 144A 1.855%, 7/17/38(1)(4)	235	205
2022-SFR3, A 144A 3.200%, 4/17/39(1)(4)	455	423
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)(5)	217	191
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(4)(5)	352	334
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)(5)	213	202
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)(5)	36	35
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)(5)	580	546
Sequoia Mortgage Trust 2013-8, B1 3.485%, 6/25/43(1)(5)	92	89
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)(5)	70	58
Towd Point Mortgage Trust
2016-4, B1 144A 3.809%, 7/25/56(1)(4)(5)	480	455
2017-1, A2 144A 3.500%, 10/25/56(1)(4)(5)	350	342
	Par Value	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(1)(4)(5)	$ 385	$ 370
2017-4, A2 144A 3.000%, 6/25/57(1)(4)(5)	610	567
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)(5)	330	316
2018-6, A2 144A 3.750%, 3/25/58(1)(4)(5)	480	450
2019-2, A2 144A 3.750%, 12/25/58(1)(4)(5)	515	476
2019-4, A2 144A 3.250%, 10/25/59(1)(4)(5)	445	404
2020-1, M1 144A 3.500%, 1/25/60(1)(4)(5)	220	192
2021-1, A2 144A 2.750%, 11/25/61(1)(4)(5)	465	387
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)(4)	590	555
2020-SFR2, D 144A 2.281%, 11/17/39(1)(4)	660	566
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)(4)	185	166
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)(5)	520	495
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.660%, 5/10/45(1)(4)(5)	35	32
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)(5)	352	329
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)(5)	515	482
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)(5)	183	171
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(1)(4)(5)	187	174

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)(5)	$ 478	$ 445
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)(5)	220	208
2022-4, A1 144A 4.474%, 4/25/67(1)(4)(5)	429	423
2022-5, A1 144A 3.800%, 4/25/67(1)(4)(5)	701	669
2022-7, A1 144A 5.152%, 7/25/67(1)(4)(5)	395	394
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)(4)	88	85
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47(1)	160	155
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)(5)	131	116
Total Mortgage-Backed Securities (Identified Cost $31,356)		28,960

Asset-Backed Securities—6.0%
Automobiles—2.5%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)(4)	745	706
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(1)(4)	595	580
2022-1, C 144A 3.240%, 10/20/25(1)(4)	670	636
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)(4)	425	422
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(1)(4)	560	511
	Par Value	Value

Automobiles—continued
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(1)(4)	$ 375	$ 372
2021-1, E 144A 3.390%, 4/17/28(1)(4)	230	207
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)(4)	595	542
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)(4)	506	504
2019-3A, D 144A 3.040%, 4/15/25(1)(4)	345	341
2019-3A, E 144A 4.600%, 7/15/26(1)(4)	535	527
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25(1)	42	42
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)(4)	670	669
2019-4A, C 144A 2.440%, 9/16/24(1)(4)	25	24
2019-1A, D 144A 4.130%, 12/16/24(1)(4)	161	161
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)(4)	540	526
2020-3A, E 144A 4.310%, 7/15/27(1)(4)	1,285	1,246
2022-2A, D 144A 6.150%, 4/17/28(1)(4)	510	505
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)(4)	167	167
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)(4)	410	405

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)(4)	$ 345	$ 343
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)(4)	100	100
		9,536

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)(4)	475	452
Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)(4)	590	540
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)(4)	590	559
		1,099

Other—3.1%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)(4)	710	660
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)(4)	60	59
2019-A, C 144A 4.010%, 7/16/40(1)(4)	705	672
2020-AA, D 144A 7.150%, 7/17/46(1)(4)	480	460
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)(4)	573	505
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)(4)	239	223
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)(4)	340	316
	Par Value	Value

Other—continued
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)(4)	$ 341	$ 299
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)(4)	495	487
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)(4)	475	447
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(1)(4)	234	217
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)(4)	590	568
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)(4)	149	147
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)(4)	591	527
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)(4)	118	109
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)(4)	695	583
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)(4)	545	493
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)(4)	431	403
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)(4)	590	511
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)(4)	595	577
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)(4)	471	401

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)(4)	$ 94	$ 93
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)(4)	755	747
2020-1A, B 144A 1.980%, 6/20/25(1)(4)	710	686
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)(4)	132	126
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)(4)	500	494
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)(4)	710	668
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)(4)	355	351
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)(4)	437	430
		12,259

Student Loan—0.0%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)(4)	132	124
Total Asset-Backed Securities (Identified Cost $24,853)		23,470

Corporate Bonds and Notes—19.7%
Communication Services—1.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)(4)	200	136
Altice France S.A. 144A 5.125%, 1/15/29(1)(4)	300	234
Cable Onda S.A. 144A 4.500%, 1/30/30(1)(4)	600	526
	Par Value	Value

Communication Services—continued
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(4)	$ 670	$ 576
CommScope, Inc. 144A 4.750%, 9/1/29(1)(4)	170	145
CT Trust 144A 5.125%, 2/3/32(1)(4)	450	387
DISH DBS Corp. 7.750%, 7/1/26(1)	355	280
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)(4)	200	166
144A 3.625%, 1/15/29(1)(4)	335	269
Lumen Technologies, Inc. 5.625%, 4/1/25(1)	325	315
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)(4)	420	364
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)(4)	350	284
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)(4)	235	217
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)(4)	490	270
Telesat Canada 144A 6.500%, 10/15/27(1)(4)	270	112
Twitter, Inc. 144A 3.875%, 12/15/27(1)(4)	270	251
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)(4)	400	329
		4,861

Consumer Discretionary—2.1%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)(4)	610	575
144A 5.500%, 8/11/32(1)(4)	260	255
At Home Group, Inc.
144A 4.875%, 7/15/28(1)(4)	90	66
144A 7.125%, 7/15/29(1)(4)	435	278
Brunswick Corp. 2.400%, 8/18/31(1)	432	322
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(4)	145	142
144A 8.125%, 7/1/27(1)(4)	145	142

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(4)	$ 360	$ 306
Clarios Global LP 144A 8.500%, 5/15/27(1)(4)	275	270
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)(4)	100	105
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32(1)	402	319
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)(4)	290	226
Ford Motor Co. 3.250%, 2/12/32(1)	170	133
Ford Motor Credit Co. LLC 4.125%, 8/17/27(1)	285	257
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)(4)	355	315
M/I Homes, Inc. 4.950%, 2/1/28(1)	505	446
Mclaren Finance plc 144A 7.500%, 8/1/26(1)(4)	520	435
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)(4)	250	215
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)(4)	375	330
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)(4)	450	421
PetSmart, Inc. 144A 4.750%, 2/15/28(1)(4)	350	312
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(4)	530	391
PulteGroup, Inc.
7.875%, 6/15/32(1)	235	261
6.375%, 5/15/33(1)	350	356
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(4)	125	122
Station Casinos LLC 144A 4.500%, 2/15/28(1)(4)	415	358
Tenneco, Inc. 144A 5.125%, 4/15/29(1)(4)	420	408
Under Armour, Inc. 3.250%, 6/15/26(1)	385	340
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(4)	$ 355	$ 294
		8,400

Consumer Staples—0.4%
BAT Capital Corp. 4.906%, 4/2/30(1)	500	471
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)(4)	225	207
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(4)	460	363
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)(4)	600	533
		1,574

Energy—3.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(4)	635	629
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)(4)	490	465
Antero Resources Corp.
144A 7.625%, 2/1/29(1)(4)	69	70
144A 5.375%, 3/1/30(1)(4)	160	151
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(4)	410	407
BP Capital Markets plc 4.875% (1)(6)	465	425
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)(4)	325	301
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)(4)	345	332
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)(4)	240	233
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(4)	590	612
CrownRock LP
144A 5.625%, 10/15/25(1)(4)	175	172

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 5.000%, 5/1/29(1)(4)	$ 170	$ 156
DCP Midstream Operating LP 3.250%, 2/15/32(1)	315	265
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)(4)	360	351
Ecopetrol S.A. 4.625%, 11/2/31(1)	585	454
Energy Transfer LP Series H 6.500% (1)(6)	500	462
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)(4)	415	343
HF Sinclair Corp. 144A 5.875%, 4/1/26(1)(4)	520	525
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(4)	400	364
144A 6.000%, 2/1/31(1)(4)	290	262
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)(4)	380	358
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)(4)	355	295
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	492
Kinder Morgan, Inc. 7.750%, 1/15/32(1)	25	29
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(4)	380	367
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(4)(7)(8)	105	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)(4)	285	259
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(4)	360	346
Occidental Petroleum Corp. 6.125%, 1/1/31(1)	555	577
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(4)(6)(7)	26	—(9)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)(4)	345	322
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 2.300%, 2/9/31(1)(4)	$ 480	$ 397
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(4)(8)	665	20
Petroleos Mexicanos
6.500%, 3/13/27(1)	1,325	1,167
7.690%, 1/23/50(1)	610	416
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(4)	375	360
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(4)	570	483
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)(4)	555	482
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)(3)	280	288
Targa Resources Partners LP 4.875%, 2/1/31(1)	120	111
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)(4)	330	301
Transcanada Trust 5.600%, 3/7/82(1)	570	528
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)(4)	60	57
Transocean, Inc. 144A 11.500%, 1/30/27(1)(4)	45	43
USA Compression Partners LP 6.875%, 4/1/26(1)	240	225
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)(4)	40	35
144A 4.125%, 8/15/31(1)(4)	340	295
		15,234

Financials—4.4%
Acrisure LLC 144A 7.000%, 11/15/25(1)(4)	710	669
Allstate Corp. (The) Series B 5.750%, 8/15/53(1)	545	500
Ally Financial, Inc. Series B 4.700% (1)(6)	819	676

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(4)	$ 580	$ 510
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)(4)	395	388
Banco Mercantil del Norte S.A. 144A 6.625% (1)(4)(6)	620	526
Banco Santander Chile 144A 3.177%, 10/26/31(1)(4)	575	487
Bancolombia S.A. 4.625%, 12/18/29(1)	200	174
Bank of America Corp. 2.482%, 9/21/36(1)	605	469
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(6)	530	521
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)(4)	485	432
Blackstone Private Credit Fund 2.625%, 12/15/26(1)	317	268
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(4)	415	315
Brighthouse Financial, Inc. 5.625%, 5/15/30(1)	560	553
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)(4)	270	223
Charles Schwab Corp. (The) Series H 4.000% (1)(6)	605	492
Citadel LP 144A 4.875%, 1/15/27(1)(4)	525	503
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)(4)	360	263
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)(4)	326	315
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)(4)	384	378
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(4)	$ 720	$ 660
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)(4)	630	522
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)(4)	760	682
JPMorgan Chase & Co. 1.953%, 2/4/32(1)	1,165	924
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(4)	345	302
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(4)	515	426
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(1)(5)	515	384
MetLife, Inc. Series G 3.850% (1)(6)	435	404
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(4)	475	407
Navient Corp. 6.750%, 6/25/25(1)	540	521
OWL Rock Core Income Corp. 4.700%, 2/8/27(1)	319	290
Prudential Financial, Inc.
5.875%, 9/15/42(1)	440	440
5.625%, 6/15/43(1)	400	398
5.125%, 3/1/52(1)	148	137
6.000%, 9/1/52(1)	89	88
Santander Holdings USA, Inc. 4.400%, 7/13/27(1)	435	419
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	705	622
Wells Fargo & Co. Series BB 3.900% (1)(6)	905	798
		17,086

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—1.2%
Akumin, Inc. 144A 7.000%, 11/1/25(1)(4)	$ 400	$ 340
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)(4)	90	54
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)(4)	35	26
144A 7.000%, 1/15/28(1)(4)	170	65
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32(1)	148	132
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(4)	705	604
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)(4)	35	22
144A 6.125%, 4/1/30(1)(4)(5)	445	276
144A 4.750%, 2/15/31(1)(4)	285	210
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(1)	520	428
Endo Dac 144A 9.500%, 7/31/27(1)(4)(8)	94	25
Illumina, Inc. 2.550%, 3/23/31(1)	495	406
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(4)	135	42
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)(4)	10	10
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(4)(8)	187	159
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)(4)	425	410
144A 10.000%, 4/15/27(1)(4)	145	145
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(4)	395	312
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26(1)	230	191
	Par Value	Value

Health Care—continued
4.750%, 5/9/27(1)	$ 230	$ 202
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)(4)	595	451
		4,510

Industrials—1.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)(4)	455	450
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)(4)	645	604
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(4)	325	359
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(4)	605	518
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(4)	335	310
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)(4)	250	212
Boeing Co. (The)
5.150%, 5/1/30(1)	365	359
3.750%, 2/1/50(1)	205	147
5.930%, 5/1/60(1)	147	140
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)(4)	494	411
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(4)	593	483
Deluxe Corp. 144A 8.000%, 6/1/29(1)(4)	190	169
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)(4)	460	377
Icahn Enterprises LP
6.250%, 5/15/26(1)	245	235
5.250%, 5/15/27(1)	40	36

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(1)(4)	$ 345	$ 301
OT Merger Corp. 144A 7.875%, 10/15/29(1)(4)	180	129
Pentair Finance S.a.r.l. 5.900%, 7/15/32(1)	480	478
Science Applications International Corp. 144A 4.875%, 4/1/28(1)(4)	305	282
Sempra Global 144A 3.250%, 1/15/32(1)(4)	599	508
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)(4)	235	195
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)(4)	265	241
TransDigm, Inc. 5.500%, 11/15/27(1)	405	364
		7,308

Information Technology—1.0%
CDW LLC 3.569%, 12/1/31(1)	704	591
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(4)	75	68
144A 6.500%, 10/15/28(1)(4)	115	103
Dell International LLC 8.100%, 7/15/36(1)	474	550
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)(4)	485	446
HP, Inc. 5.500%, 1/15/33(1)	610	587
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)(4)	575	402
Leidos, Inc. 2.300%, 2/15/31(1)	415	326
Motorola Solutions, Inc. 4.600%, 5/23/29(1)	10	9
Oracle Corp. 2.875%, 3/25/31(1)	230	191
	Par Value	Value

Information Technology—continued
TD SYNNEX Corp. 2.375%, 8/9/28(1)	$ 720	$ 605
Viasat, Inc. 144A 5.625%, 9/15/25(1)(4)	150	132
		4,010

Materials—1.7%
Albemarle Corp. 5.050%, 6/1/32(1)	545	531
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(4)(10)	490	380
Avient Corp. 144A 7.125%, 8/1/30(1)(4)	65	64
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(4)	565	538
Celanese U.S. Holdings LLC
5.900%, 7/5/24(1)	180	182
6.165%, 7/15/27(1)	155	155
6.379%, 7/15/32(1)	132	131
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(4)	180	182
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)(4)	430	344
Freeport-McMoRan, Inc. 5.450%, 3/15/43(1)	455	410
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)(4)	515	422
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)(4)	595	535
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(4)	480	444
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)(4)	450	389
Suzano Austria GmbH 2.500%, 9/15/28(1)	385	326
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(4)	650	536
Teck Resources Ltd. 6.125%, 10/1/35(1)	425	433
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)(4)	280	260

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
144A 6.625%, 11/1/25(1)(4)	$ 400	$ 351
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)(4)	170	134
		6,747

Real Estate—1.1%
EPR Properties 4.750%, 12/15/26(1)	570	537
GLP Capital LP
5.250%, 6/1/25(1)	225	222
5.750%, 6/1/28(1)	277	275
3.250%, 1/15/32(1)	47	38
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)(4)	385	320
Kite Realty Group Trust 4.750%, 9/15/30(1)	610	554
MPT Operating Partnership LP
4.625%, 8/1/29(1)	140	119
3.500%, 3/15/31(1)	270	203
Office Properties Income Trust 4.500%, 2/1/25(1)	490	458
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)(4)	355	298
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31(1)	610	468
Service Properties Trust
4.950%, 2/15/27(1)	340	275
4.375%, 2/15/30(1)	230	169
VICI Properties LP
4.950%, 2/15/30(1)	135	130
5.125%, 5/15/32(1)	135	129
144A 4.625%, 6/15/25(1)(4)	65	63
144A 5.750%, 2/1/27(1)(4)	190	187
		4,445

Utilities—0.8%
CMS Energy Corp. 4.750%, 6/1/50(1)	570	523
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)(4)	$ 695	$ 652
Ferrellgas LP
144A 5.375%, 4/1/26(1)(4)	125	108
144A 5.875%, 4/1/29(1)(4)	130	106
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)(4)	855	826
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	628	543
Vistra Corp. 144A 8.000% (1)(4)(6)	190	182
		2,940

Total Corporate Bonds and Notes (Identified Cost $87,877)		77,115

Leveraged Loans—7.1%
Aerospace—0.4%
Air Canada (3 month LIBOR + 3.500%) 6.420%, 8/11/28(5)	83	80
Amentum Government Services Holdings LLC (1-6 month Term SOFR + 4.000%) 4.777% - 5.597%, 2/15/29(5)	165	160
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.020%, 6/7/28(5)	207	204
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 5.270%, 9/22/28(5)	294	286
Second Lien (1 month LIBOR + 5.750%) 8.270%, 9/21/29(5)	25	24
Mileage Plus Holdings LLC Tranche B (3 month LIBOR + 5.250%) 7.310%, 6/21/27(5)	300	304

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 4.770%, 5/30/25(5)	$ 212	$ 207
Tranche F (1 month LIBOR + 2.250%) 4.770%, 12/9/25(5)	143	139
		1,404

Chemicals—0.2%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 6.440%, 11/24/27(5)	207	199
Diamond BC B.V. Tranche B (1-3 month LIBOR + 2.750%) 5.274% - 5.556%, 9/29/28(5)	213	205
Ineos U.S. Finance LLC 2024 (2 month LIBOR + 2.000%) 4.590%, 4/1/24(5)	474	468
		872

Consumer Non-Durables—0.2%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.760%, 12/8/28(5)	224	216
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 6.370%, 6/30/24(5)	317	301
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(5)	325	283
		800

Energy—0.4%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 8.770%, 3/28/24(5)	274	273
	Par Value	Value

Energy—continued
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 6.750%, 6/17/27(5)	$ 304	$ 299
Medallion Midland Acquisition LLC (1 month LIBOR + 3.750%) 6.270%, 10/18/28(5)	306	301
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.210%, 10/5/28(5)	322	316
Traverse Midstream Partners LLC (6 month Term SOFR + 4.250%) 5.950%, 9/27/24(5)	504	499
		1,688

Financial—0.0%
Citadel Securities LP Tranche B 0.000%, 2/2/28(5)(11)	125	123
Financials—0.1%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 5.770%, 7/31/27(5)	215	197
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 5.050%, 6/15/25(5)	213	204
		401

Food / Tobacco—0.2%
H-Food Holdings LLC (1 month LIBOR + 3.690%) 6.210%, 5/23/25(5)	261	242
Pegasus Bidco B.V. Tranche B-2 (1 month Term SOFR + 4.250%) 6.960%, 7/12/29(5)	190	184

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 6.020%, 9/23/27(5)	$ 265	$ 257
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 3/31/28(5)	182	170
		853

Forest Prod / Containers—0.4%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 5.098% - 5.274%, 12/7/23(5)	162	129
BWay Holding Co. (1 month LIBOR + 3.250%) 5.620%, 4/3/24(5)	558	545
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 8.320%, 2/12/26(5)	340	311
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.770%, 1/31/25(5)	227	213
TricorBraun, Inc. (1 month LIBOR + 3.250%) 5.770%, 3/3/28(5)	252	244
		1,442

Gaming / Leisure—0.7%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.270%, 12/23/24(5)	582	574
Carnival Corp. Tranche B (6 month LIBOR + 3.000%) 5.880%, 6/30/25(5)	93	88
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 9.750%, 5/1/28(5)	$ 209	$ 208
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 6.460%, 1/26/29(5)	199	191
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 6.250%, 4/26/28(5)	223	212
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24(5)	688	673
Pug LLC Tranche B (1 month LIBOR + 3.500%) 6.020%, 2/12/27(5)	402	376
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 6.100%, 11/1/26(5)	115	113
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.620%, 4/4/29(5)	75	72
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(5)	309	300
		2,807

Health Care—1.1%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 7.410%, 10/6/27(5)	172	162
CHG Healthcare Services, Inc. First Lien (6 month LIBOR + 3.250%) 4.750%, 9/29/28(5)	319	311

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Gainwell Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.250%, 10/1/27(5)	$ 330	$ 322
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 6.440%, 4/30/25(5)	381	365
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 6.500%, 8/19/28(5)	190	185
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.270%, 11/16/25(5)	211	204
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 8.310%, 4/22/27(5)	240	195
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 6.000%, 11/30/27(5)	211	205
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 5.270%, 2/14/25(5)	420	403
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 6.020%, 2/14/25(5)	193	186
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 5.770%, 3/5/26(5)	303	292
Tranche B-3 (1 month LIBOR + 3.500%) 5.940%, 3/5/26(5)	233	225
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 5.770%, 11/15/28(5)	130	126
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 6.000%, 10/1/26(5)	173	166
	Par Value	Value

Health Care—continued
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 6.140%, 8/31/26(5)	$ 321	$ 311
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 6.820%, 11/20/26(5)	231	220
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.270%, 7/2/25(5)	310	292
		4,170

Housing—0.2%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 6.020%, 11/3/28(5)	239	227
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 5.520%, 6/9/28(5)	359	347
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 6.310%, 6/2/28(5)	168	162
2022 (3 month Term SOFR + 3.500%) 6.180%, 6/2/28(5)	35	33
		769

Information Technology—1.0%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 7.750%, 9/19/25(5)	208	205
BMC Software 2021 (1 month LIBOR + 3.750%) 6.270%, 10/2/25(5)	207	200
CDK Global, Inc. (3 month Term SOFR + 4.500%) 6.610%, 7/6/29(5)	115	112
ConnectWise LLC (3 month LIBOR + 3.500%) 5.750%, 9/29/28(5)	109	105

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 5.770%, 7/30/27(5)	$ 420	$ 407
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 6.520%, 12/1/27(5)	266	261
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 6.020%, 7/1/24(5)	482	475
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 5.500%, 3/2/28(5)	252	245
Magenta Buyer LLC First Lien (1 month LIBOR + 4.750%) 7.250%, 7/27/28(5)	233	222
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 5.770%, 3/10/28(5)	256	248
Proofpoint, Inc. (3 month LIBOR + 3.250%) 6.320%, 8/31/28(5)	108	104
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 6.980%, 2/1/29(5)	255	231
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 5.520%, 4/24/28(5)	312	300
Sophia LP
2022, Tranche B-1 (1 month Term SOFR + 4.000%) 6.460%, 10/7/27(5)	135	132
Tranche B (3 month LIBOR + 3.500%) 5.750%, 10/7/27(5)	249	240
	Par Value	Value

Information Technology—continued
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 7.540%, 5/3/27(5)	$ 20	$ 19
2021-2, First Lien (3 month LIBOR + 3.250%) 5.540%, 5/4/26(5)	212	205
		3,711

Manufacturing—0.3%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.960%, 10/8/27(5)	255	249
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 7.000%, 6/23/28(5)	168	162
Second Lien (1 month LIBOR + 8.250%) 11.130%, 6/25/29(5)	95	90
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.520%, 3/31/25(5)	294	288
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.150%, 2/23/29(5)	65	63
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 6.770%, 3/17/27(5)	312	298
		1,150

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 7.520%, 8/2/27(5)	266	254

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—0.2%
Cinemark USA, Inc. (1-3 month LIBOR + 4.750%) 4.010% - 7.280%, 3/31/25(5)	$ 230	$ 219
McGraw-Hill Education, Inc. (1-6 month LIBOR + 4.750%) 7.274% - 8.316%, 7/28/28(5)	219	211
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.280%, 5/18/25(5)	255	246
		676

Media / Telecom - Telecommunications—0.0%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.000%, 10/2/27(5)	153	137
Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.290%, 7/31/26(5)	340	326
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 5.050%, 3/31/25(5)	224	213
		539

Retail—0.2%
CNT Holdings I Corp. First Lien (1 month Term SOFR + 3.500%) 5.810%, 11/8/27(5)	207	202
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 6.270%, 3/6/28(5)	235	227
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 5.270%, 10/19/27(5)	$ 219	$ 208
PetsMart LLC (1 month LIBOR + 3.750%) 6.270%, 2/11/28(5)	167	163
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 7.270%, 6/1/28(5)	188	163
		963

Service—0.8%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.560%, 7/27/28(5)	358	347
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.570%, 3/20/25(5)	270	247
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 5.540%, 1/18/29(5)	50	49
Tranche B (1 month LIBOR + 3.250%) 5.740%, 2/6/26(5)	309	300
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 7.270%, 12/23/27(5)	207	198
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 7.240%, 10/30/26(5)	75	73
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 7.030%, 1/29/26(5)	279	261
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.200%, 11/23/28(5)	189	182

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.270%, 2/1/28(5)	$ 401	$ 389
PODS LLC (1 month LIBOR + 3.000%) 5.520%, 3/31/28(5)	209	202
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 6.270%, 9/3/26(5)	204	201
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 5.770%, 2/10/29(5)	204	197
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 6.810%, 8/7/28(5)	239	224
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 6.270%, 12/21/27(5)	290	282
		3,152

Transportation - Automotive—0.3%
Clarios Global LP Tranche B-1 (1 month LIBOR + 3.250%) 5.770%, 4/30/26(5)	224	218
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 4.520%, 11/2/23(5)	675	639
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 6.380%, 5/4/28(5)	317	309
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 6.560%, 10/28/27(5)	109	105
		1,271

	Par Value	Value

Utility—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.270%, 8/1/25(5)	$ 208	$ 203
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 7.250%, 2/23/29(5)	117	115
Tranche C (3 month LIBOR + 5.000%) 7.250%, 2/23/29(5)	15	14
Lightstone HoldCo LLC
Tranche B (2 month Term SOFR + 5.750%) 8.050%, 2/1/27(5)	537	481
Tranche C (1 month Term SOFR + 5.750%) 8.050%, 2/1/27(5)	30	27
		840

Total Leveraged Loans (Identified Cost $28,909)		28,022

	Shares
Preferred Stocks—0.6%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(4)	310(12)	277
JPMorgan Chase & Co. Series HH, 4.600%(1)	285(12)	251
MetLife, Inc. Series D, 5.875%(1)	329(12)	322
Truist Financial Corp. Series Q, 5.100%(1)	565(12)	535
Zions Bancorp NA, 6.950%(1)	17,485	453
		1,838

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Shares	Value

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(1)(5)	622(12)	$ 588
Total Preferred Stocks (Identified Cost $2,596)		2,426

Common Stocks—89.2%
Communication Services—1.8%
Cellnex Telecom S.A.(1)	175,393	6,834
Consumer Discretionary—0.0%
MYT Holding LLC Class B(1)(7)(13)	22,362	24
NMG Parent LLC(1)(7)(13)	368	64
		88

Energy—14.9%
Cheniere Energy, Inc.(1)	97,185	15,567
DT Midstream, Inc.(1)	68,245	3,768
Enbridge, Inc.(1)	150,436	6,201
Frontera Energy Corp.(1)(13)	273	2
ONEOK, Inc.(1)	117,625	7,202
Pembina Pipeline Corp.(1)	195,985	6,921
Targa Resources Corp.(1)	152,951	10,436
TC Energy Corp.(1)	67,798	3,268
Williams Cos., Inc. (The)(1)	150,720	5,129
		58,494

Industrials—23.0%
Aena SME S.A.(1)(13)	90,484	11,126
Atlantia SpA(1)	418,795	9,608
Atlas Arteria Ltd.(1)	1,151,970	6,267
Auckland International Airport Ltd.(1)(13)	1,244,966	5,741
Canadian National Railway Co.(1)	48,805	5,803
Canadian Pacific Railway Ltd.(1)	77,365	5,792
CSX Corp.(1)	105,775	3,348
Ferrovial S.A.(1)	208,930	5,245
Flughafen Zurich AG Registered Shares(1)(13)	31,380	5,297
	Shares	Value

Industrials—continued
Norfolk Southern Corp.(1)	16,286	$ 3,960
Transurban Group(1)	1,893,433	17,964
Union Pacific Corp.(1)	26,882	6,035
Vinci S.A.(1)	44,161	4,094
		90,280

Real Estate—8.4%
American Tower Corp.(1)	76,185	19,355
Crown Castle, Inc.(1)	80,295	13,716
		33,071

Utilities—41.1%
Ameren Corp.(1)	54,535	5,051
American Electric Power Co., Inc.(1)	72,620	7,276
American Water Works Co., Inc.(1)	24,645	3,659
Atmos Energy Corp.(1)	57,200	6,485
CenterPoint Energy, Inc.(1)	289,745	9,136
CMS Energy Corp.(1)	64,125	4,331
Dominion Energy, Inc.(1)	181,110	14,815
EDP - Energias de Portugal S.A.(1)	914,548	4,377
Emera, Inc.(1)	142,110	6,576
Enel SpA(1)	912,190	4,304
Entergy Corp.(1)	31,940	3,683
Evergy, Inc.(1)	74,680	5,118
Eversource Energy(1)	85,750	7,691
Iberdrola S.A.(1)	389,543	4,065
National Grid plc(1)	802,755	10,053
NextEra Energy, Inc.(1)	249,429	21,216
Orsted AS(1)	42,168	4,142
Public Service Enterprise Group, Inc.(1)	125,106	8,052
Sempra Energy(1)	86,280	14,234
Severn Trent plc(1)	102,830	3,329
Southern Co. (The)(1)	75,490	5,818
Xcel Energy, Inc.(1)	102,820	7,634
		161,045

Total Common Stocks (Identified Cost $321,816)		349,812

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—1.0%
iShares JP Morgan USD Emerging Markets Bond ETF(1)(14)	44,881	$ 3,828
Total Exchange-Traded Fund (Identified Cost $4,050)		3,828

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)	2,084	3
Total Rights (Identified Cost $2)		3

Total Long-Term Investments—138.8% (Identified Cost $535,619)		544,284

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(1)(14)	6,757,073	6,757
Total Short-Term Investment (Identified Cost $6,757)		6,757
Value

TOTAL INVESTMENTS—140.5% (Identified Cost $542,376)	$551,041
Other assets and liabilities, net—(40.5)%	(158,880)
NET ASSETS—100.0%	$392,161

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for borrowings.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $103,479 or 26.4% of net assets.
(5)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	100% of the income received was in cash.
(11)	This loan will settle after August 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	70%
Canada	7
Spain	5
Australia	5
United Kingdom	3
Italy	3
New Zealand	1
Other	6
Total	100%
† % of total investments as of August 31, 2022.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$23,470	$—	$23,470	$—
Corporate Bonds and Notes	77,115	—	77,113	2
Foreign Government Securities	8,545	—	8,545	—
Leveraged Loans	28,022	—	28,022	—
Mortgage-Backed Securities	28,960	—	28,960	—
Municipal Bonds	2,249	—	2,249	—
U.S. Government Securities	19,854	—	19,854	—
Equity Securities:
Common Stocks	349,812	319,752	29,972	88
Preferred Stocks	2,426	453	1,973	—
Rights	3	—	—	3
Exchange-Traded Fund	3,828	3,828	—	—
Money Market Mutual Fund	6,757	6,757	—	—
Total Investments	$551,041	$330,790	$220,158	$93
Security held by the Fund with an end of period value of $88 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $979 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2022.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Significant Accounting Policies
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.